Pacific Financial Core Equity Fund

Institutional Class: PFGQX

Investor Class: PFLQX

Pacific Financial Explorer Fund

Institutional Class: PFGPX

Investor Class: PFLPX

Pacific Financial International Fund

Institutional Class: PFGIX

Investor Class: PFLIX

Pacific Financial Strategic Conservative Fund

Institutional Class: PFGSX

Investor Class: PFLSX

Pacific Financial Tactical Fund

Institutional Class: PFGTX

Investor Class: PFTLX

each a series of Northern Lights Fund Trust

Supplement dated February 3, 2012
to the Prospectus and Statement of Additional Information dated September 1, 2011

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Effective as of the date of this Supplement, the Funds are not required to invest in a minimum or maximum number of security positions, except as required under the diversification rules under the Investment Company Act of 1940, as amended.  Any contrary references regarding each Fund’s minimum or maximum number of security positions in the Prospectus or Statement of Additional Information should be disregarded.

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This Supplement and the existing Prospectus and Statement of Additional Information dated September 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-451-TPFG.